Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Beginning balance, at October 1	$ 170	$ 159
Additions for current year tax positions	13	48
Additions for prior year tax positions	27	20
Reduction for prior year tax positions	(22)	(34)
Reduction for settlements with tax authorities	(7)	(10)
Reduction for expirations of statue of limitations	(19)	(13)
Ending balance, at September 30	$ 162	$ 170